RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RESTRICTED NET ASSETS
Appropriations from after tax profit to reserve fund (as a percent)	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserves are no longer required	50.00%
Appropriation to statutory reserve	¥ 0	¥ 0	¥ 0
Share capital and restricted cash	¥ 640,612	¥ 639,000